Note 24 - Subsequent Events (Details Textual) $ / shares in Units, $ / shares in Units, $ in Millions										3 Months Ended	12 Months Ended
	Apr. 03, 2025 CAD ($) $ / shares shares	Apr. 03, 2025 $ / shares $ / shares shares	Mar. 21, 2025 CAD ($)	Nov. 27, 2024 USD ($)	Aug. 28, 2024	Mar. 21, 2024 $ / shares	Feb. 27, 2024 $ / shares	Feb. 12, 2024	Jan. 15, 2024	Mar. 31, 2025 CAD ($) $ / shares	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Apr. 03, 2025 $ / shares shares	Mar. 05, 2025	Feb. 13, 2023
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement					250,000			753,923	25,000		1,028,923	104,080	115,291
Proceeds from issuing shares | $											$ 0	$ 0	$ 3,701,000
Shares issued, price per share (in dollars per share)							$ 3.24
The 2028 notes [member]
Statement Line Items [Line Items]
Borrowings, interest rate						8.99%										8.99%
Shares issued, price per share (in dollars per share)						$ 2.5756
The 2027 notes [member]
Statement Line Items [Line Items]
Borrowings, interest rate				12.00%
Proceeds from issuing shares | $				$ 5
Major ordinary share transactions [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement	3,125,000									125,000
Exercise price, share options granted (in CAD per share)										$ 2.6
Proceeds from issuing shares | $										$ 3,500
Shares issued, price per share (in dollars per share)		$ 1.12
Units issued, shares issuable per unit (in shares) | shares	1
Payments of equity offering costs | $	$ 219,447
Major ordinary share transactions [member] | Finders Warrants [member]
Statement Line Items [Line Items]
Class of warrant or right, exercise price (in dollars per share)	$ 1.12	$ 1.12
Number of warrants issued (in shares) | shares	183,333
Major ordinary share transactions [member] | The offering warrants [member]
Statement Line Items [Line Items]
Class of warrants or rights, shares issuable per warrant (in shares) | shares	1	1												1
Class of warrant or right, exercise price (in dollars per share)														$ 1.4
Warrants and rights outstanding, term 1 (Year)	18 years
Major ordinary share transactions [member] | Trent Mell [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement	20,000
Major ordinary share transactions [member] | Marty Rendall [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement	20,000
Major ordinary share transactions [member] | John Pollesel [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement	10,000
Major ordinary share transactions [member] | Alden Greenhouse [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement	5,000
Major ordinary share transactions [member] | Heather Smiles [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement	3,500
Major ordinary share transactions [member] | Mark Trevisiol [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement	2.5
Major ordinary share transactions [member] | Michael Insulan [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement	5,000
Entering into significant commitments or contingent liabilities [member] | Federal Economic Development for Northern Ontario [member]
Statement Line Items [Line Items]
Additions to maximum borrowing capacity | $			$ 20,000,000
Entering into significant commitments or contingent liabilities [member] | The 2028 notes [member]
Statement Line Items [Line Items]
Borrowings, interest rate															8.99%
Borrowings, Deferred Interest Rate															2.25%
Entering into significant commitments or contingent liabilities [member] | The 2027 notes [member]
Statement Line Items [Line Items]
Borrowings, interest rate															12.00%
Borrowings, Deferred Interest Rate															2.50%